Note 7 - Vessels and Advances, Net (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Number of Vessels Delivered				43
Vessel Held For Sale		$ 40,307	$ 55,195
Gain (Loss) on Assets Held for Sale		(2,305)	0	$ 0
Gain (Loss) on Sale Vessels		112,220	126,336	45,894
Vessels Impairment Loss		434	$ 1,691	0
Carrying Value of Vessels Provided as Collaterals to Secure Loans		$ 2,647,015
Number of Unencumbered Vessels		5
Arkadia [Member]
Business Combination, Consideration Transferred		$ 4,692
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		320
Vessel Owning Companies of Five Vessels Purchased from York [Member]
Business Combination, Consideration Transferred				88,854
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt				302,193
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Time Charter Liabilities				$ 589
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Minimum [Member]
Business Acquisition, Percentage of Voting Interests Acquired				51.00%
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Maximum [Member]
Business Acquisition, Percentage of Voting Interests Acquired				75.00%
Vessels Adventure and Manzanillo [Member]
Vessel Held For Sale		$ 19,517
New York Capital Management Global Advisors LLC [Member] | Arkadia [Member]
Business Acquisition, Percentage of Voting Interests Acquired		51.00%
Enna, Dorado and Arya [Member]
Dead Weight Tonnage of Vessels		417,241
Iron Miracle [Member]
Dead Weight Tonnage of Vessels		180,643
Dyros [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			4,578
Oracle, Libra and Norma [Member]
Dead Weight Tonnage of Vessels			172,717
MSC Athens and MSC Athos [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			8,827
Leonidio and Kyparissia [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			4,957
Triton [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			14,424
Aries, Argus, Glen Canyon, Androusa, Norfolk, Porto Cheli, Porto Kagio, Porto Germeno and Gialova [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				49,909
YM Target and YM Tiptop [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				25,380
Builder, Pegasus, Adventure, Eracle, Peace, Sauvan, Pride, Alliance, Manzanillo, Acuity, Seabird, Aeolian, Comity, Athena, Farmer and Greneta [Member]
Dead Weight Tonnage of Vessels				850,163
Number of Vessels Delivered				16
Bernis, Verity, Dawn, Discovery, Clara, Serena, Merida, Progress, Miner, Parity, Uruguay, Resource, Konstantinos, Taibo, Thunder, Equity, Cetus (ex. Charm), Curacao, Rose, Bermondi, Titan I, Orion, and More [Member]
Dead Weight Tonnage of Vessels				1,388,422
Number of Vessels Delivered				27
Cape Akritas, Cape Tainaro, Cape Artemisio, Cape Kortia and Cape Sounio [Member] | Vessel Owning Companies of Five Vessels Purchased from York [Member]
Twenty-foot Equivalent Units Measured on Vessel				55,050
The 2008-built Vessel [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Acquire				4,578
Belstar (tbr. Oracle) and Universal Bremen (tbr. Libra) [Member]
Dead Weight Tonnage of Vessels Agreed to Acquire				114,699
First Four Newbuild Vessels Purchased [Member]
Twenty-foot Equivalet Units Measured on Each Vessel Agreed to Purchase				12,690
Second Four Newbuild Vessels Purchased [Member]
Twenty-foot Equivalet Units Measured on Each Vessel Agreed to Purchase				15,000
Sealand Washington and Maersk Kalamata [Member]
Vessel Held For Sale			$ 55,195
Number of Vessels Held for Sale	3
Sealand Illinois, Sealand Michigan, York and Messini [Member]
Vessel Held For Sale				$ 78,799
Amount Transferred from Deferred Charges				3,742
Messini, Sealand Michigan, Sealand Illinios, and York [Member]
Gain (Loss) on Sale Vessels			$ 126,336
Halifax Express, Prosper, Venetiko, Zim Shanghai and Zim N.York [Member]
Gain (Loss) on Sale Vessels				$ 45,894